CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue (Note 18)	$ 7,778	$ 7,384
Cost of sales (Note 5)	4,794	4,396
Share of profit from equity accounted investees (Note 10)	209	328
Gross profit	3,193	3,316
General and administrative	477	444
Other expense (income)	20	(4)
Gain on disposal of assets	(113)	(21)
Loss on acquisition	0	616
Results from operating activities	2,809	2,281
Net finance costs (Note 19)	602	561
Earnings before income tax	2,207	1,720
Current tax expense	432	261
Deferred tax expense	81	(415)
Income tax expense	513	(154)
Earnings	1,694	1,874
Earnings attributable to:
Shareholders	1,694	1,864
Non-controlling interest	0	10
Other comprehensive income (loss), net of tax (Note 22)
Exchange gain (loss) on translation of foreign operations	(272)	436
Impact of hedging activities	6	(37)
Re-measurement of defined benefit asset or liability (Note 20)	32	21
Other comprehensive income (loss), net of tax	(234)	420
Total comprehensive income	1,460	2,294
Comprehensive income attributable to:
Shareholders	1,460	2,284
Non-controlling interest	0	10
Earnings attributable to common shareholders, net of preferred share dividends	$ 1,550	$ 1,721
Earnings per common share - basic (in CAD per share)	$ 2.67	$ 3.00
Earnings per common share - diluted (in CAD per share)	$ 2.66	$ 3.00
Weighted average number of common shares (millions)
Basic (in shares)	581	573
Diluted (in shares)	582	574